OTHER FINANCIAL ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Categories of financial assets [abstract]
Other non-current receivables	$ 5,972	$ 9,457
Non-current guarantees and deposits	32,220	45,195
Total non-current	38,192	54,652
Other current receivables	12	76
Current guarantees and deposits	1,146	1,018
Total current	1,158	1,094
Total	$ 39,350	$ 55,746
R Brasil Solucoes S.A. [member]
Disclosure of financial assets [line items]
Borrowing ineterest rate spread	CDI	CDI
Borrowings, adjustment to interest rate basis	3.75%	3.75%
Borrowings maturity	maturity in five years beginning on May 4, 2017	maturity in five years beginning on May 4, 2017